Financial assets and liabilities	3 Months Ended
Sep. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities

5. Financial assets and liabilities

This note provides information about the Group's financial instruments, including:

•	an overview of all financial instruments held by the Group;
•	specific information about each type of financial instrument;
•	accounting policies; and
•	information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of September 30, 2020
Cash & cash equivalents	5(a)	—	—	108,123	108,123
Trade & other receivables	5(b)	—	—	2,446	2,446
Financial assets at fair value through other comprehensive income		1,952	—	—	1,952
Other non-current assets		—	—	3,334	3,334
		1,952	—	113,903	115,855
As of June 30, 2020
Cash & cash equivalents	5(a)	—	—	129,328	129,328
Trade & other receivables	5(b)	—	—	1,574	1,574
Financial assets at fair value through other comprehensive income		1,871	—	—	1,871
Other non-current assets		—	—	3,311	3,311
		1,871	—	134,213	136,084

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of September 30, 2020
Trade and other payables	5(c)	—	—	27,602	27,602
Borrowings	5(d)	—	—	90,991	90,991
Contingent consideration	5(e)(iii)	—	29,875	—	29,875
		—	29,875	118,593	148,468
As of June 30, 2020
Trade and other payables	5(c)	—	—	24,972	24,972
Borrowings	5(d)	—	—	89,478	89,478
Contingent consideration	5(e)(iii)	—	45,166	—	45,166
		—	45,166	114,450	159,616

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

The Group’s exposure to various risks associated with the financial instruments is discussed in Note 9. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

a.	Cash and cash equivalents

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Cash at bank	107,697	128,916
Deposits at call(1)	426	412
	108,123	129,328

(1)	As of September 30, 2020 and June 30, 2020, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

(i) Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

b.	Trade and other receivables and prepayments

(i) Trade receivables

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Trade debtors	1,295	678
Foreign withholding tax recoverable	471	471
Security deposit	252	252
Other recoverable taxes (Goods and services tax and value-added tax)	428	173
Trade and other receivables	2,446	1,574

(ii) Prepayments

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Clinical trial research and development expenditure	3,152	3,304
Prepaid insurance and subscriptions	608	1,337
Other	1,408	1,005
Prepayments	5,168	5,646

(iii) Classification as trade and other receivables

Trade receivables and other receivables represent the principal amounts due at balance date less, where applicable, any provision for expected credit losses. The Group uses the simplified approach to measuring expected credit losses, which uses a lifetime expected credit loss allowance. Debts which are known to be uncollectible are written off in the consolidated income statement. All trade receivables and other receivables are recognized at the value of the amounts receivable, as they are due for settlement within 60 days and therefore do not require remeasurement.

(iv) Other receivables

These amounts generally arise from transactions outside the usual operating activities of the Group.

(v) Fair values of trade and other receivables

Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.

(vi) Impairment and risk exposure

Information about the impairment of trade and other receivables, their credit quality and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 9.

c.	Trade and other payables

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Trade payables and other payables	27,602	24,972
Trade and other payables	27,602	24,972

The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.

d.	Borrowings

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Borrowings
Secured liabilities:
Borrowing arrangements	80,000	80,000
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	17,729	16,216
	90,991	89,478

	As of September 30,	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Borrowings
Current	34,893	32,455
Non-current	56,098	57,023
	90,991	89,478

(i) Borrowing arrangements

Hercules Capital, Inc.

In March 2018, the Group entered into a loan and security agreement with Hercules, for a $75.0 million non-dilutive, four year credit facility. The Group drew the first tranche of $35.0 million on closing and a further tranche of $15.0 million was drawn in January 2019. An additional $25.0 million may be drawn, subject to certain conditions. The loan matures in March 2022.

Principal repayments are due to commence in March 2021. Principal repayments can be further deferred to March 2022 if certain milestones are satisfied.

Interest on the loan is payable monthly in arrears on the 1st day of the month. At closing date, the interest rate was 9.45%. At June 30, 2019, in line with increases in the U.S prime rate, the interest rate was 10.45%. On August 1, September 19 and October 31, 2019, in line with the decreases in the U.S. prime rate, the interest rate on the loan decreased to 10.20%, 9.95% and 9.70%, and remains at 9.70% at September 30, 2020, in line with the amended terms of the loan agreement. As at September 30, 2020, the Group recognized $3.8 million in interest payable within twelve months as a current liability.

In the three months ended September 30, 2020, the Group recognized a loss of $0.1 million in the Income Statement as remeasurement of borrowing arrangements within finance costs. These remeasurement losses relate to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our existing credit facility.

There was no remeasurement of borrowing arrangements recognized in the three months ended September 30, 2020.

NovaQuest Capital Management, L.L.C.

On June 29, 2018, we drew the first tranche of $30.0 million of the principal amount from the $40.0 million loan and security agreement with NovaQuest. There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.

All interest and principal payments will be deferred until after the first commercial sale of remestemcel-L for the treatment in pediatric patients with SR-aGVHD. The Group can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge, and may decide to do so if net sales of remestemcel-L for pediatric SR-aGVHD are significantly higher than current forecasts.

If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.

Because of this relationship of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. The adjustment is recognized in the Income Statement as remeasurement of borrowing arrangements within other operating income and expenses and finance costs in the period the revision is made.

In the three months ended September 30, 2020, the Group recognized a gain of $1.9 million in the Income Statement as remeasurement of borrowing arrangements within other operating income in relation to the changes in our estimated net sales of remestemcel-L for pediatric SR-aGVHD as a net result of changes to the key assumptions in development timelines. In the three months ended September 30, 2019, the Group recognized a $0.4 million loss in the Income Statement as remeasurement of borrowing arrangements within other operating income in relation to changes in our estimated net sales of remestemcel-L for pediatric SR-aGVHD as a net result of changes to the key assumptions in development timelines and market penetration.

In the three months ended September 30, 2020 and 2019, the Group recognized a loss of $0.8 million and a gain of $0.1 million, respectively, in the Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the revision in the estimated future cash flows.

These remeasurement gains and losses relate to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our existing credit facility with NovaQuest.

As at September 30, 2020, the Group has recognized a current liability of $4.2 million which represents the present value of interest payable of $3.9 million and $0.3 million loan administration fee which is payable annually in June.

The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s floating rate loan with the senior creditor, Hercules.

(ii) Compliance with loan covenants

Our loan facilities with Hercules and NovaQuest contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. In addition, under our loan and security agreement with Hercules we are obliged to maintain certain levels of cash in the United States, and a minimum unrestricted cash balance across the Group.

The Group has complied with the financial and other restrictive covenants of its borrowing facilities during the three months ended September 30, 2020 and during the year ended June 30, 2020.

(iii) Net Debt Reconciliation

(in U.S. dollars, in thousands)	As of September 30, 2020	As of June 30, 2020
Cash and cash equivalents	108,123	129,328
Borrowings Repayable within one year	(37,877)	(35,974)
Borrowings Repayable after one year	(63,146)	(63,340)
Net Debt(1)	7,100	30,014

Cash and cash equivalents	108,123	129,328
Gross debt - fixed interest rates	(50,210)	(49,414)
Gross debt - variable interest rates	(50,813)	(49,900)
Net Debt(1)	7,100	30,014

(1)  Net debt amount includes leases and borrowing arrangements.

	Liabilities from financing activities			Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2020	(89,478)	(9,836)	(99,314)	129,328	30,014
Cash Flows(1)	—	695	695	(21,706)	(21,011)
Remeasurement of borrowing arrangements	1,023	—	1,023	—	1,023
Other Changes(2)	(2,536)	(374)	(2,910)	—	(2,910)
Acquisition - leases	—	(395)	(395)	—	(395)
Foreign exchange adjustments	—	(122)	(122)	501	379
Net Debt as at September 30, 2020	(90,991)	(10,032)	(101,023)	108,123	7,100

(1)	Cash flows include the payments of lease liabilities which are presented as financing cash flows in the statement of cash flows.
(2)	Other changes include accrued interest expenses and interest payments for borrowings and leases, which are presented as operating cash flows in the statement of cash flows when paid.

(iv) Fair values of borrowing arrangements

The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.

a.	Recognized fair value measurements

(i) Fair value hierarchy

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of September 30, 2020 and June 30, 2020 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2020
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,871	1,871
Total Financial Assets		—	—	1,871	1,871

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	45,166	45,166
Total Financial Liabilities		—	—	45,166	45,166

As of September 30, 2020
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,952	1,952
Total Financial Assets		—	—	1,952	1,952

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	29,875	29,875
Total Financial Liabilities		—	—	29,875	29,875

There were no transfers between any of the levels for recurring fair value measurements during the period.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, trading and financial assets at fair value through other comprehensive income securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions (contingent consideration) and equity securities (unlisted).

(ii) Valuation techniques used.

The Group used discounted cash flow analysis to determine the fair value measurements of level 3 instruments.

(iii) Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments for the three months ended September 30, 2020 and the year ended June 30, 2020.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2019	47,534
Amount used during the period	(988)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(1,380)
Closing balance - June 30, 2020	45,166

Opening balance - July 1, 2020	45,166
Amount used during the period	(184)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(15,107)
Closing balance - September 30, 2020	29,875

(1)

In the year ended June 30, 2020 a gain of $1.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, market penetration, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the three months ended September 30, 2020 a gain of $15.1 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain was a net result of changing the key assumptions of the contingent consideration valuation primarily as a result of receiving the Complete Response Letter from the FDA on the BLA for remestemcel-L for the treatment of pediatric SR-aGVHD on September 30, 2020. The assumptions of probability of success and development timeline have been updated to reflect current expectations as a result of the Complete Response Letter and the Group’s request to the FDA for accelerated approval of the BLA for remestemcel-L for pediatric SR-aGVHD, as discussed in Note 11.

(iv) Valuation inputs and relationship to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

						Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of September 30,	Fair value as of June 30,	Valuation	Unobservable	Three Months Ended September 30,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2020	2020	technique	inputs(1)	2020	2020	fair value
Contingent consideration provision	29,875	45,166	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Three months ended September 30, 2020: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.5%.

Year ended June 30, 2020: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.4%.

				Expected unit revenues	n/a	n/a

Three months ended September 30, 2020: A change in the price assumptions by 10% would increase/decrease the fair value by 2%.

Year ended June 30, 2020: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 3%.

				Expected sales volumes	n/a	n/a

Three months ended September 30, 2020: A change in the volume assumptions by 10% would increase/decrease the fair value by 2%.

Year ended June 30, 2020: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 3%.

				Probability of success	Various	Various

Three months ended September 30, 2020: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.2%, respectively.

Year ended June 30, 2020: A 10% and 20% increase in the probability of success assumptions would increase the fair value by 9% and 12.9%, respectively, and a 10% and 20% decrease in the probability of success assumptions would decrease the fair value by 9% and 18%, respectively.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

(v) Valuation processes

In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.

For the three months ended September 30, 2020 and the year ended June 30, 2020, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. For each indication we determine the probability of success based on the current development status within each jurisdiction. Cash flows relevant to each jurisdiction are discounted appropriately based on the probability of success assumed. The remeasurement charged to the consolidated income statement in the three months ended September 30, 2020 was a net result of changing the key assumptions of the contingent consideration valuation primarily as a result of receiving the Complete Response Letter from the FDA on the BLA for remestemcel-L for the treatment of pediatric SR-aGVHD on September 30, 2020. The assumptions of probability of success and development timeline have been updated to reflect current expectations as a result of the Complete Response Letter and the Group’s request to the FDA for accelerated approval of the BLA for remestemcel-L for pediatric SR-aGVHD, as discussed in Note 11. When the outcome of the request for accelerated approval is known, this could change the key assumptions and a further remeasurement of contingent consideration, up or down, could occur.

	As of September 30,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2020	2020
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	18,636	28,801
Fair value of royalty payments from commercialization of the intellectual property acquired	11,239	16,365
	29,875	45,166

The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:

The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit revenues:	Expected market sale price of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.
Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.
Probability of success:

Expected cash flows used to measure contingent consideration are risk adjusted for the probability of successful development of products. This assumption is reviewed as part of the valuation process outlined above.